Pension and Other Employee Benefit Plans (Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2017	Mar. 31, 2016
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	[1]	¥ 57,980	¥ 50,554
Fair value of plan assets		30,306	26,240
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations		56,125	48,738
Fair value of plan assets		¥ 30,306	¥ 26,240

[1]	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.